INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Value of investment in Usinas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies, beginning balance	$ 495,241	$ 478,348
Share of results	60,967	102,772
Other comprehensive income	(39,449)	(77,042)
Dividends	(3,111)	(8,837)	$ (3,360)
Investments in non-consolidated companies, ending balance	513,648	495,241	478,348
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies, beginning balance	480,084	466,299
Share of results	48,502	97,733
Other comprehensive income	(38,896)	(75,195)
Dividends	(3,047)	(8,753)
Investments in non-consolidated companies, ending balance	$ 486,643	$ 480,084	$ 466,299